Document and Entity Information	Feb. 08, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	PATHFINDER ACQUISITION CORPORATION
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40074
Entity Tax Identification Number	98-1575384
Entity Address, Address Line One	1950 University Avenue
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Country	CA
Entity Address, Postal Zip Code	94303
City Area Code	650
Local Phone Number	321-4910
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001839132
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant
Trading Symbol	PFDRU
Security Exchange Name	NASDAQ
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	PFDR
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	PFDRW
Security Exchange Name	NASDAQ